Notes Payable (Details) - Schedule of Convertible Notes - Convertible Notes [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable (Details) - Schedule of Convertible Notes [Line Items]
Convertible notes payable	$ 44,939	$ 57,252	$ 72,252
Less: Discount	12,154	19,833	38,270
Convertible notes payable, net	$ 32,785	$ 37,419	$ 33,982